SEPTEMBER 30, 1997


                                        ==================
                                        INSURED
                                        MUNICIPAL
                                        INCOME FUND INC.


                                                          SEMIANNUAL REPORT





       PaineWebber [Logo]
(C)1997 PaineWebber Incorporated
          Member SIPC

INSURED MUNICIPAL INCOME FUND INC.                             SEMIANNUAL REPORT


                                            November 14, 1997
Dear Shareholder,

     We are pleased to present the semiannual report for Insured Municipal Income Fund Inc. for the six months ended September 30, 1997.

GENERAL MARKET OVERVIEW
================================================================================
[GRAPHIC OMITTED] The Federal Reserve's decision to raise short-term interest rates in March contributed to negative returns in virtually every bond sector for the first quarter of 1997. Good news, however, came on April 28, when the report of the Employment Cost Index--considered the most comprehensive wage-inflation indicator, and critical to Fed policy--presented a very positive inflation picture. This information, combined with other factors, turned market sentiment extremely bullish. Bonds entered a prolonged rally that, supported by additional favorable data, continued through July and into the beginning of August. Municipal bonds generally outperformed during this rally, as new issue supply withered and demand increased from the June/July rollover of maturing municipal bonds. September ended the fiscal period on a positive note, as the prevailing theme in the market was that above-trend economic growth could occur without generating higher inflation. The final result: the yield on the 30-year Treasury bond declined by almost 40 basis points from where it had been three months prior, which coincided with a compression of municipal credit spreads.

PORTFOLIO REVIEW
================================================================================
[GRAPHIC OMITTED] PERFORMANCE--The Fund's total return for the six months ended September 30, 1997, based on the Fund's common stock net asset value was 9.76%, while the Fund's total return for the same time period based on the Fund's market value was 14.80%. As of September 30, 1997, the Fund's net asset value per share was $15.08, and its share price on the New York Stock Exchange was $13.38.

     The Fund paid dividends from net investment income to common shareholders, which totaled $0.38 per share of common stock during the six months ended September 30, 1997. The Fund has paid a monthly dividend of $0.064 per share of common stock since July 1995. Given the current interest rate environment, we anticipate that the monthly dividend will remain unchanged for the remainder of 1997.

     During the fiscal period, the Fund easily outperformed the 7.57% return of its Lipper


           INSURED MUNICIPAL INCOME
           FUND INC.
           FUND PROFILE

   [ARROW] Goal:
           High current income
           exempt from Federal
           income tax,
           consistent with the
           preservation of
           capital

   [ARROW] Portfolio Managers:
           Elbridge T. Gerry III
           and Richard Murphy,
           MHAsset Management Inc.

   [ARROW] Total Net Assets:
           $461.0 million as of
           September 30, 1997

   [ARROW] Dividend Payments:
           Monthly

SEMIANNUAL REPORT


Insured Municipal Debt peer group.

     PORTFOLIO HIGHLIGHTS--The low interest rate environment that existed throughout the semiannual period was extremely conducive to the Fund's long duration portfolio, and contributed greatly to its strong showing over the period.

OUTLOOK
================================================================================

     [GRAPHIC OMITTED] Near term, we foresee continued above-trend economic growth. We anticipate that long rates will remain stable and, therefore, we will maintain a neutral duration strategy. Finally, we will continue to diversify across the maturity curve to dampen share price volatility.

     Relative to other taxable securities, we believe that municipal bonds will remain attractive. Given the municipal markets' correlation to technical factors such as supply and demand, we will continue to take advantage of inefficiencies as they arise. As always, we will monitor the municipal environment on a state-by-state basis, as well as the relative value relationships between municipal sectors. Additionally, we will seek municipal bonds that provide more upside potential with relatively less downside risk.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,





/s/MARGO N. ALEXANDER       /s/ELBRIDGE T. GERRY III      /s/RICHARD S. MURPHY
---------------------       ------------------------      --------------------
MARGO N. ALEXANDER          ELBRIDGE T. GERRY III         RICHARD S. MURPHY
President,                  Senior Vice President,        Senior Vice President,
Mitchell Hutchins           Mitchell Hutchins             Mitchell Hutchins
Asset Management Inc.       Asset Management Inc.         Asset Management Inc.
                            Portfolio Manager,            Portfolio Manager,
                            Insured Municipal             Insured Municipal
                            Income Fund Inc.              Income Fund Inc.

     This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 1997 and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.





INSURED MUNICIPAL INCOME FUND INC.

Top Five States (as a %
of net assets as of
September 30, 1997)
[The following represents a bar chart in the printed report.]
Illinois  15.7%

 Texas  10.8%

 Pennsylvania  9.4%

 Rhode Island  7.0%

 Nevada  5.7%


INSURED MUNICIPAL INCOME FUND INC.
Top Five Sectors (as a %
of net assets as of
September 30, 1997)
[The following represents a bar chart in the printed report.]

Power  22.0%

 Water  20.6%

 Hospitals  18.9%

 Sales Tax  12.0%

 General Obligations 9.6%

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS                          SEPTEMBER 30, 1997 (unaudited)


  Principal
   Amount                                               Moody's            S&P        Maturity      Interest
    (000)                                               Rating           Rating        Dates          Rates          Value
  --------                                              --------        --------      --------      ---------       -------
 Long-Term Municipal Bonds--96.38%

Alabama--1.54%

$ 1,625   Alabama Water Pollution Control
            Authority -- Revolving Fund Loan
            Series A (AMBAC Insured) ................... Aaa              AAA         08/15/17       6.750%        $ 1,823,851
  5,400   Birmingham Special Care Facilities
            Finance Authority -- Birmingham
            Baptist Medical Center (MBIA Insured) ...... Aaa              AAA         08/15/23       5.500           5,297,346
                                                                                                                   -----------
                                                                                                                     7,121,197
                                                                                                                   -----------
Alaska--1.12%

  5,000   Anchorage General Obligation Bonds
            (AMBAC Insured) ............................ Aaa              AAA         06/01/23       6.250           5,155,900
                                                                                                                   -----------


California--2.30%

     30   California State (FGIC Insured) .............. Aaa              AAA         11/01/12       7.000              34,528
    970   California State (Pre-refunded with U.S.
            Government Securities to 11/01/04 @ 102)
            (FGIC Insured) ............................. Aaa              AAA         11/01/12       7.000           1,147,607
  1,585   Contra Costa Water District (FGIC Insured) ... Aaa              AAA         10/01/13       6.000           1,674,410
  5,000   Los Angeles County Sales Tax Commission
            Sales Tax Revenue Series B (FGIC Insured)... Aaa              AAA         07/01/15       6.500           5,442,250
  2,250   Los Angeles Wastewater System
            (MBIA Insured) ............................. Aaa              AAA         06/01/20       5.700           2,294,573
                                                                                                                   -----------
                                                                                                                    10,593,368
                                                                                                                   -----------
Delaware--2.24%

 10,000   Delaware State Economic Development
            Authority Delmarva Power (MBIA Insured) .... Aaa              AAA         06/01/21       5.900          10,316,100
                                                                                                                   -----------


District of Columbia--0.91%

  4,000   District of Columbia Hospital Revenue Bonds
            Medlantic Health Care Group (MBIA Insured).  Aaa              AAA         08/15/14       5.750           4,173,960
                                                                                                                   -----------


Illinois--15.71%

  4,000   Illinois Development Finance Authority
            Pollution Refunding Commonwealth Edison
            Company Project Series D (AMBAC Insured) ... Aaa              AAA         03/01/15       6.750           4,482,080
  4,500   Illinois Health Facilities Authority
            Franciscan Sisters Health Care
            (MBIA Insured) ............................. Aaa              AAA         09/01/18       5.750           4,574,115
 10,000   Illinois Municipal Electric Agency
            (AMBAC Insured) ............................ Aaa              AAA         02/01/21       5.750          10,154,900
  8,000   Central Lake County Joint Action Water
            Agency (FGIC Insured) ...................... Aaa              AAA         05/01/20       5.375           7,770,480

                                                                               3

INSURED MUNICIPAL INCOME FUND INC.




  Principal
   Amount                                               Moody's      S&P            Maturity         Interest
    (000)                                               Rating      Rating           Dates             Rates            Value
  --------                                              --------   --------        ---------        ---------          -------
 Illinois (concluded)

$11,400   Chicago -- O'Hare International Airport
             (MBIA Insured) ............................ Aaa         AAA           01/01/15        5.500 to 6.375%   $ 12,211,644
 17,220   Chicago 911 System (FGIC Insured) ............ Aaa         AAA           01/01/23            5.625           17,325,214
  4,600   Chicago Public Building Commission
             (MBIA Insured) ............................ Aaa         AAA           12/01/18            5.750            4,713,988
  8,000   Regional Transportation Authority
             (AMBAC Insured) ........................... Aaa         AAA           06/01/22            6.125            8,279,200
  2,750   Regional Transportation Authority
             (FGIC Insured) ............................ Aaa         AAA    06/01/23 to 06/01/25   5.850 to 7.100       2,914,663
                                                                                                                     ------------
                                                                                                                       72,426,284
                                                                                                                     ------------
Indiana--4.76%

  2,500   Indiana Health Facilities Finance Authority
             Columbus Regional Hospital
             (CGIC Insured) ............................ Aaa         AAA         08/15/22              5.500            2,453,325
  7,835   Indianapolis Gas & Utilities (FGIC Insured) .. Aaa         AAA         06/01/21              5.375            7,594,701
 12,000   Marion County Convention Center
             (AMBAC Insured) ........................... Aaa         AAA         06/01/21              5.500            11,904,840
                                                                                                                     -------------
                                                                                                                        21,952,866
                                                                                                                     -------------
Iowa--1.02%

  4,625   Ames Hospital Authority -- Mary Greeley
              Medical Center (AMBAC Insured) ........... Aaa         AAA         08/15/22              5.750             4,718,471
                                                                                                                     -------------


Kentucky--4.64%

  1,150   Kentucky Development Finance Authority
            Hospital Revenue -- St. Luke Hospital
            Incorporated Series A (MBIA Insured) ....... Aaa         AAA   10/01/21                    7.000             1,287,885
 17,530   Louisville & Jefferson County
            (AMBAC Insured) ............................ Aaa         AAA 05/15/24 to 05/15/25      6.500 to 6.750       20,095,100
                                                                                                                     -------------
                                                                                                                        21,382,985
                                                                                                                     -------------
Louisiana--3.17%

  2,000   Louisiana Public Facilities Authority
            Alton Oschner Hospital
            (AMBAC Insured) ............................ Aaa         AAA               05/15/17        6.000             2,065,720
  8,500   Louisiana Public Facilities Authority
            Alton Oschner Hospital (MBIA Insured) ...... Aaa         AAA               05/15/11        5.750             8,752,705
  1,710   Louisiana Public Facilities Authority
            Tulane University (FGIC Insured) ........... Aaa         AAA               02/15/18        5.750             1,757,401
  1,870   Louisiana Public Facilities Authority
            Tulane University (Pre-refunded
            with U.S. Government Securities to
            02/15/03 @ 102) (FGIC Insured) ............. Aaa         AAA               02/15/18        5.750             2,025,734
                                                                                                                      ------------
                                                                                                                        14,601,560
                                                                                                                     -------------

4


INSURED MUNICIPAL INCOME FUND INC.



  Principal
   Amount                                               Moody's     S&P            Maturity           Interest
    (000)                                               Rating     Rating           Dates               Rates            Value
  --------                                              --------  --------        ---------          ----------         -------


Maine--2.06%
$ 9,390   Maine Health & Higher Educational
             Facilities (FSA Insured) ..................   Aaa      AAA      07/01/23 to 07/01/24   5.500 to 7.000%    $ 9,496,096
                                                                                                                       -----------


Massachusetts--2.40%

 10,000   Massachusetts State Health & Education
             Facility Brigham & Woman's Hospital
             (MBIA Insured) ............................   Aaa      AAA           07/01/24              6.750           11,047,100
                                                                                                                       -----------


Michigan--1.93%

  8,770   Michigan State Housing Finance Authority
             (AMBAC Insured) ...........................   Aaa      AAA           04/01/23               5.900           8,913,302
                                                                                                                       -----------


Nevada--5.72%

  7,750   Clark County Airport -- McCarran International
             Airport (AMBAC Insured) ...................   Aaa      AAA           07/01/22               6.000           8,143,545
  4,000   Clark County General Obligation Bonds
             (AMBAC Insured) ...........................   Aaa      AAA           06/01/16               6.000           4,288,120
  2,000   Clark County Sanitation District
             (FGIC Insured) ............................   Aaa      AAA           07/01/11               5.700           2,077,020
 11,500   Washoe County Gas and Water Sierra Power
             (MBIA Insured) ............................   Aaa      AAA           06/01/23               5.900          11,863,515
                                                                                                                       -----------
                                                                                                                        26,372,200
                                                                                                                       -----------
New Hampshire--1.30%

  5,000   New Hampshire Higher Education &
             Health Authority -- Lakes Region
             Hospital (FGIC Insured) ...................   Aaa      AAA           01/01/17               5.500           5,002,500
  1,000   New Hampshire Higher Education &
             Health Authority -- University of
             New Hampshire (MBIA Insured) ..............   Aaa      AAA           07/01/24               5.750           1,013,990
                                                                                                                       -----------
                                                                                                                         6,016,490
                                                                                                                       -----------
New Jersey--1.22%

  5,000   Salem County Industrial Pollution Control
             Refunding Public Service Electric
             and Gas Series D (MBIA Insured) ...........   Aaa      AAA           10/01/29               6.550           5,615,550
                                                                                                                       -----------


New Mexico--3.31%

  9,100   Gallup Pollution Control Revenue
             Plains Electric (MBIA Insured) ............   Aaa      AAA           08/15/17               6.650          10,068,422
  4,700   Santa Fe Water Revenue (AMBAC Insured) .......   Aaa      AAA           06/01/24               6.300           5,205,814
                                                                                                                       -----------
                                                                                                                        15,274,236
                                                                                                                       -----------
                                                                               5


INSURED MUNICIPAL INCOME FUND INC.



  Principal
   Amount                                               Moody's     S&P           Maturity           Interest
    (000)                                               Rating     Rating          Dates              Rates               Value
  --------                                              --------  --------       ---------          ----------           -------
North Carolina--0.94%
$ 4,000   Piedmont Triad Airport Authority Airport
             Revenue Series A (MBIA Insured) ........... Aaa       AAA           07/01/16             6.750%           $ 4,321,600
                                                                                                                       -----------


Ohio--0.76%

  3,000   Cleveland Public Power Systems Revenue
             First Mortgage Series A (MBIA Insured) .... Aaa       AAA           11/15/24             7.000              3,510,810
                                                                                                                        ----------


Pennsylvania--9.43%

 16,435   Pennsylvania Intergovernmental
             Cooperative Authority (MBIA Insured) ...... Aaa       AAA      06/15/15 to 06/15/23   5.600 to 5.625       16,612,113
  2,675   Pennsylvania Intergovernmental
             Cooperative Authority Philadelphia
             Funding Program (FGIC Insured) ............ Aaa       AAA           06/15/14             7.000              3,108,190
  6,130   North Wales Water Authority (FGIC Insured) ... Aaa       AAA           11/01/16             5.500              6,167,454
 17,500   Philadelphia Water & Waste Authority
            (CGIC Insured) ............................. Aaa       AAA           06/15/15             5.500             17,585,750
                                                                                                                       -----------
                                                                                                                        43,473,507
                                                                                                                       -----------
Rhode Island--7.04%

 14,000   Rhode Island Convention Center Authority
             (AMBAC Insured) ........................... Aaa       AAA           05/15/27             5.750             14,434,560
 10,000   Rhode Island Depositors Economic
             Protection Corporation (FSA Insured) ...... Aaa       AAA           08/01/14             5.750             10,763,100
  7,000   Rhode Island Depositors Economic
             Protection Corporation (MBIA Insured) ..... Aaa       AAA           08/01/21             5.250              7,258,160
                                                                                                                       -----------
                                                                                                                        32,455,820
                                                                                                                       -----------
South Carolina--3.89%

 15,000   South Carolina Public Services Authority
             (MBIA Insured) ............................ Aaa       AAA       07/01/21 to 07/01/31  5.500 to 6.000       15,314,800
  2,625   Charleston County Hospital Facilities
             Authority Bon Secours Health System
             (FSA Insured) ............................. Aaa       AAA           08/15/25             5.625              2,638,886
                                                                                                                       -----------
                                                                                                                        17,953,686
                                                                                                                       -----------
Tennessee--1.11%

  5,000   Sullivan County Health Education and
             Housing Facilities Board -- Holston
             Valley Health (MBIA Insured) .............. Aaa       AAA           02/15/20             5.750              5,095,800
                                                                                                                       -----------


Texas--10.82%

  7,000   Austin Utilities System (AMBAC Insured) ...... Aaa       AAA           11/15/16             5.750              7,158,130
 13,675   Bexar Metro Water District (MBIA Insured) .... Aaa       AAA           05/01/22             5.875             14,165,659

6


INSURED MUNICIPAL INCOME FUND INC.


  Principal
   Amount                                               Moody's     S&P           Maturity         Interest
    (000)                                               Rating     Rating          Dates             Rates               Value
  --------                                              --------  --------       ---------         ----------           -------

Texas (concluded)
$10,000   Lubbock Health Facilities- Methodist
             Hospital (AMBAC Insured) .................  Aaa         AAA          12/01/22           5.900%           $ 10,305,900
  9,005   Matagorda County Navigation
             District 1 Revenue -- Houston
             Light & Power (AMBAC Insured) ............. Aaa         AAA          03/01/27           6.700               9,915,586
  7,550   San Antonio Water Authority
             (MBIA Insured) ............................ Aaa         AAA          05/15/16           6.000               7,845,205
    450   San Antonio Water Authority
             (Pre-refunded with U.S. Government
             Securities to 05/15/02 @ 100)
             (MBIA Insured) ............................ Aaa         AAA          05/15/16           6.000                 482,602
                                                                                                                     -------------
                                                                                                                        49,873,082
                                                                                                                     -------------
Washington--2.05%

  4,000   Washington State Health Care Facilities
             Tacoma Hospital (FGIC Insured) ............ Aaa         AAA          08/15/22           5.750               4,044,920
  5,000   Metropolitan Seattle Sewer (MBIA Insured) .... Aaa         AAA          01/01/33           6.300               5,402,650
                                                                                                                     -------------
                                                                                                                         9,447,570
                                                                                                                     -------------
West Virginia--3.93%

  5,220   West Virginia School Building Authority
             (MBIA Insured) ............................ Aaa         AAA          07/01/20           6.000               5,473,901
  2,245   West Virginia State Water Development
             Authority (FSA Insured) ................... Aaa         AAA          11/01/29           5.750               2,295,804
 10,000   Marshall County Pollution Authority
             Ohio Power (MBIA Insured) ................. Aaa         AAA          04/01/22           5.900              10,330,000
                                                                                                                     -------------
                                                                                                                        18,099,705
                                                                                                                     -------------
Wisconsin--1.06%

  1,500   Wisconsin Health & Educational Facilities
             Bellin Memorial Hospital (AMBAC Insured) .. Aaa         AAA          02/15/19           5.500               1,477,665
  3,500   Wisconsin State Health & Educational
             Facilities -- Hospital Sisters Health
             System (MBIA Insured) ..................... Aaa         AAA          06/01/18           5.375               3,433,395
                                                                                                                     -------------
                                                                                                                         4,911,060
                                                                                                                     -------------
Total Long-Term Municipal Bonds (cost-- $421,954,629) ..                                                                444,320,305
                                                                                                                     -------------

Short-Term Municipal Notes--2.17%


Alaska--0.07%

    300   Valdez Marine Terminal Revenue
             Exxon Pipeline Company Project ............ P1           A1+         10/01/97           3.800*                300,000
                                                                                                                     -------------

                                                                               7



INSURED MUNICIPAL INCOME FUND INC.



  Principal
   Amount                                                    Moody's        S&P         Maturity         Interest
    (000)                                                    Rating       Rating          Dates             Rates         Value
  --------                                                  --------     --------      ---------         ----------      -------

Arizona--0.17%

  $ 800   Pinal County Pollution Control Revenue ...........  P1           A1+         10/01/97           3.800%*     $    800,000
                                                                                                                      ------------


Florida--0.02%

    100   Hillsborough County Pollution Control Revenue .... VMIG1         A1+         10/01/97           4.000*           100,000
                                                                                                                      ------------


Louisiana--0.35%

  1,600   Louisiana State Offshore Terminal Revenue ........ VMIG1         A1+         10/01/97           3.750*         1,600,000
                                                                                                                      ------------


New York--0.87%

  1,500   New York City .................................... VMIG1         A1+         10/01/97      3.800 to 4.000*     1,500,000
    400   New York City Series B (AMBAC Insured) ........... VMIG1         A1+         10/01/97           3.850*           400,000
  1,300   New York City Series B (MBIA Insured) ............ VMIG1         A1+         10/01/97      3.750 to 3.850*     1,300,000
    800   New York City Municipal Water Finance Authority
             Water & Sewer Systems Revenue Series A
             (FGIC Insured) ................................ VMIG1         A1+         10/01/97           4.100*           800,000
                                                                                                                      ------------
                                                                                                                         4,000,000
                                                                                                                      -------------
Wyoming--0.69%

  3,000   Lincoln County Pollution Control Revenue
             (Exxon Project) ...............................  P1           A1+         10/01/97           3.800*         3,000,000
    200   Platte County Pollution Control Revenue ..........  P1           NR          10/01/97           3.950*           200,000
                                                                                                                      ------------
                                                                                                                         3,200,000
                                                                                                                      ------------
Total Short-Term Municipal Notes (cost--$10,000,000) .......                                                            10,000,000
                                                                                                                      ------------
Total Investments (cost -- $431,954,629) -- 98.55% .........                                                           454,320,305
Other assets in excess of liabilities -- 1.45% .............                                                             6,667,964
                                                                                                                      ------------
Net Assets--100.00% ........................................                                                          $460,988,269
                                                                                                                      ============

---------------
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of September 30, 1997.
AMBAC   -- American Municipal Bond Assurance Corporation
CGIC    -- Capital Guaranty Insurance Company
FGIC    -- Financial Guaranty Insurance Company
FSA     -- Financial Security Assurance Incorporated
MBIA    -- Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.


STATEMENT OF ASSETS AND LIABILITIES               SEPTEMBER 30, 1997 (unaudited)


Assets:
Investments in securities, at value (cost-- $431,954,629) ..................................................    $454,320,305
Cash .......................................................................................................          74,029
Interest receivable ........................................................................................       7,394,688
Deferred organizational expenses ...........................................................................          35,985
Other assets ...............................................................................................             553
                                                                                                                ------------
Total assets ...............................................................................................     461,825,560
                                                                                                                ------------

Liabilities:
Dividends payable to preferred shareholders ................................................................         346,608
Payable to investment adviser and administrator ............................................................         292,565
Accrued expenses and other liabilities .....................................................................         198,118
                                                                                                                ------------
Total liabilities ..........................................................................................         837,291
                                                                                                                ------------

Net Assets:
Auction  Preferred Shares Series A, B, C & D -- 3,000  non-participating  shares
  authorized, issued and outstanding; $0.001 par value; $50,000 liquidation value ..........................     150,000,000
                                                                                                                ------------
Common Stock -- $0.001 par value; total authorized shares 199,997,000; 20,628,363 shares
  issued and outstanding ...................................................................................     302,703,762
Undistributed net investment income ........................................................................         723,428
Accumulated net realized losses from investment transactions ...............................................     (14,804,597)
Net unrealized appreciation of investments .................................................................      22,365,676
                                                                                                                ------------
Net assets applicable to common shareholders ...............................................................     310,988,269
                                                                                                                ------------
Total net assets ...........................................................................................    $460,988,269
                                                                                                                ============
Net asset value per common share ($310,988,269 applicable to 20,628,363 common shares outstanding) .........          $15.08
                                                                                                                      ======






                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS



                                                                                                               For the Six Months
                                                                                                                     Ended
                                                                                                               September 30, 1997
                                                                                                                  (unaudited)
                                                                                                             ---------------------

Investment income:
Interest ...................................................................................................      $12,901,444
                                                                                                                  -----------

Expenses:
Investment advisory and administration .....................................................................        2,042,015
Auction Preferred Shares expenses ..........................................................................          299,492
Custody and accounting .....................................................................................          136,753
Reports and notices to shareholders ........................................................................           78,647
Legal and audit ............................................................................................           70,435
Transfer agency and service fees ...........................................................................           25,643
Amortization of organizational expenses ....................................................................           24,658
Directors' fees ............................................................................................            5,250
Other expenses .............................................................................................           28,872
                                                                                                                  -----------
                                                                                                                    2,711,765
Less: Fee waivers from adviser .............................................................................         (471,374)
                                                                                                                  -----------
Net expenses ...............................................................................................        2,240,391
                                                                                                                  -----------
Net investment income ......................................................................................       10,661,053
                                                                                                                  -----------

Realized and unrealized gains from investment activities:
Net realized gains from investment transactions                                                                            --
Net change in unrealized appreciation/depreciation of investments ..........................................       20,242,276
                                                                                                                  -----------
Net unrealized gain from investment activities .............................................................       20,242,276
                                                                                                                  -----------
Net increase in net assets resulting from operations .......................................................      $30,903,329
                                                                                                                  ===========

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.



STATEMENT OF CHANGES IN NET ASSETS


                                                                                         For the Six Months
                                                                                                Ended               For the Year
                                                                                         September 30, 1997            Ended
                                                                                             (unaudited)           March 31, 1997
                                                                                         ------------------        --------------

From operations:
Net investment income ...................................................................  $ 10,661,053            $ 21,676,988
Net change in unrealized appreciation/depreciation of investments .......................    20,242,276                (791,037)
                                                                                           ------------            ------------
Net increase in net assets resulting from operations ....................................    30,903,329              20,885,951
                                                                                           ------------            ------------


Dividends from:
Net investment income-- common stockholders .............................................    (7,921,291)            (15,842,583)
Net investment income-- preferred stockholders ..........................................    (2,752,144)             (5,325,257)
                                                                                           ------------            ------------
Total dividends to stockholders .........................................................   (10,673,435)            (21,167,840)
                                                                                           ------------            ------------
Net increase (decrease) in net assets ...................................................    20,229,894                (281,889)

Net assets:
Beginning of period .....................................................................   440,758,375             441,040,264
                                                                                           ------------            ------------
End of period (including undistributed net investment income of $723,428
   and $735,810, respectively) ..........................................................  $460,988,269            $440,758,375
                                                                                           ============            ============


                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.


STATEMENT OF CASH FLOWS


                                                                                                            For the Six Months
                                                                                                                   Ended
                                                                                                            September 30, 1997
                                                                                                                (unaudited)
                                                                                                             ----------------
Cash flows provided (used) by operating activities:
Interest received ..........................................................................................    $12,850,080
Expenses paid (net of fee waivers) .........................................................................     (1,965,523)
Purchase of short-term portfolio investments, net ..........................................................       (250,000)
                                                                                                                -----------
Net cash provided by operating activities ..................................................................     10,634,557
                                                                                                                -----------

Cash flows used for financing activities:
Dividends paid from net investment income to common stockholders ...........................................     (7,921,291)
Dividends paid from net investment income to preferred stockholders ........................................     (2,689,949)
                                                                                                                -----------
Net cash used for financing activities .....................................................................    (10,611,240)
                                                                                                                -----------
Net increase in cash .......................................................................................         23,317
Cash at beginning of period ................................................................................         50,712
                                                                                                                -----------
Cash at end of period ......................................................................................    $    74,029
                                                                                                                ===========

Reconciliation  of Net Increase in Net Assets  Resulting from  Operations to Net
  Cash Provided by Operating Activities:
Net increase in net assets resulting from operations .......................................................    $30,903,329
                                                                                                                -----------
Increase in investments, at value ..........................................................................    (20,538,072)
Increase in interest receivable ............................................................................         (5,568)
Amortization of deferred organizational expenses ...........................................................         24,658
Decrease in other assets ...................................................................................          7,996
Increase in payable to investment adviser and administrator ................................................        196,162
Increase in accrued expenses and other liabilities .........................................................        176,767
                                                                                                                -----------
Total adjustments ............................................................................ .............    (20,268,772)
                                                                                                                -----------
Net cash provided by operating activities ..................................................................    $10,634,557
                                                                                                                ===========


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Insured Municipal Income Fund Inc. (the "Fund" ) was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company. Organizational costs have been deferred and are being amortized on the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS -- Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated, investment adviser and administrator of the Fund. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix pricing system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors. The amortized cost method of valuation, which approximates market value, is used to value certain debt obligations with 60 days or less remaining to maturity, unless the Fund's board of directors determines that this does not represent fair value.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

     DIVIDENDS AND DISTRIBUTIONS -- The Fund intends to pay monthly cash dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date. Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Fund's board of directors has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed weekly and paid

NOTES TO FINANCIAL STATEMENTS (unaudited)



monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the six months ended September 30, 1997, Mitchell Hutchins voluntarily waived $471,374 in investment advisory and administration fees from the Fund.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at September 30, 1997 was substantially the same as the cost of securities for financial statement purposes.


     At September 30, 1997, the components of the net unrealized appreciation of investments were as follows:


        Gross appreciation (from investments having an excess of value over cost) ........................  $22,365,676
        Gross depreciation (from investments having an excess of cost over value) ........................           --

                                                                                                            -----------
        Net unrealized appreciation of investments .......................................................  $22,365,676
                                                                                                            ===========

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

     At March 31, 1997, the Fund had a net capital loss carryforward of $14,804,597 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

     COMMON STOCK -- There are 199,997,000 shares of $0.001 par value common stock authorized. Of the 20,628,363 common shares outstanding, 15,366 shares are owned by Mitchell Hutchins.

     AUCTION PREFERRED SHARES -- The Fund has issued 800 shares of Auction Preferred Shares, Series A, 800 shares of Auction Preferred Shares, Series B, 800 shares of Auction Preferred Shares, Series C and 600 shares of Auction Preferred Shares, Series D which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

     Dividends, which are cumulative, are generally reset every 7 days for APS Series A and D, 28 days for APS Series B and three months for APS Series C. Dividend rates ranged from 3.30% to 4.10% for the six months ended September 30, 1997. Effective January 6, 1997, Series A reset to a special dividend period of 364 days.

     The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

     The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

INSURED MUNICIPAL INCOME FUND INC.



FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding throughout each period is presented below:


                                                                 For the Six
                                                                 Months Ended                                        For the Period
                                                              September 30, 1997    For the Years Ended March 31,   June 8, 1993 to
                                                                 (unaudited)      1997           1996         1995    March 31,1994
                                                              ----------------    ----           ----         ----   --------------
Net asset value, beginning of period ............................  $14.10        $14.11          $13.42       $13.42    $15.00
                                                                    -----        ------           -----       ------    ------
Net investment income ...........................................    0.52          1.05            1.06         1.02**    0.73
Net realized and unrealized gains (losses) from
   investments ..................................................    0.97         (0.03)           0.67         0.04     (1.44)
                                                                    -----        ------           -----       ------    -------
Net increase (decrease) from investment operations ..............    1.49          1.02            1.73         1.06     (0.71)
                                                                    -----        ------           -----       ------    -------
Dividends and distributions:
  From net investment income-- common stockholders ..............   (0.38)        (0.77)          (0.76)       (0.79)    (0.60)

  From net investment income-- preferred stockholders ...........   (0.13)        (0.26)          (0.28)       (0.25)    (0.13)
  In excess of net investment income-- common
     stockholders ...............................................      --            --              --        (0.02)       --
  In excess of net investment income-- preferred
     stockholders ...............................................      --            --              --           --        --
                                                                    -----        ------           -----       ------    ------
Total dividends and distributions to stockholders ...............   (0.51)        (1.03)          (1.04)       (1.06)    (0.73)
                                                                    -----        ------           -----       ------    ------
Underwriting and offering costs incurred with the
    preferred stock offering charged to common stock ............     --            --              --           --      (0.14)
                                                                    -----        ------           -----       ------    ------
Net asset value, end of period ..................................  $15.08        $14.10          $14.11       $13.42    $13.42
                                                                    =====        ======           =====       ======    ======
Per share market value, end of period ...........................  $13.38        $12.00          $12.13       $11.13    $13.00
                                                                    =====        ======           =====        =====    ======
Total investment return(1) ......................................   14.80%         5.45%          16.13%       (8.17)%   (9.74)%
                                                                    =====        ======           =====        =====    ======
Ratios to average net assets attributable to common shares:
  Total expenses net of waivers from adviser ....................    1.48%*        1.38%           1.33%        1.74%     1.57%*
  Total expenses before waivers from adviser ....................    1.79%*        1.76%           1.65%        1.74%     1.57%*
  Net investment income before preferred stock dividends ........    7.03%*        7.37%           7.45%        7.94%     5.92%*
  Preferred stock dividends .....................................    1.81%*        1.81%           1.97%        2.02%     0.98%*
  Net investment income available to common stockholders ........    5.22%*        5.56%           5.48%        5.92%     4.94%*
Supplemental data:
  Net assets, end of period (000's) .............................$460,988      $440,758        $441,040     $426,795  $333,825
  Portfolio turnover rate .......................................       0%            0%              4%           4         8%
  Asset coverage per share of preferred stock, end of period ....$153,663      $146,919        $147,013     $142,265  $139,094

------------------
   + Commencement of operations
  ++ Actual amount calculates to $0.00499 per common share.
   * Annualized
  ** Calculated using the average share method
 (1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return for periods of less than one year has not been annualized. Total investment return does not reflect brokerage commissions.

INSURED MUNICIPAL INCOME FUND INC.


GENERAL INFORMATION


THE FUND

     Insured Municipal Income Fund Inc. (the "Fund") is a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated, which has over $47 billion in assets under management as of October 31, 1997.


SHAREHOLDER INFORMATION

     The Fund's NYSE trading symbol is "PIF." Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each week in Barron's, as well as in numerous other newspapers.

     An annual meeting of shareholders of the Fund was held on July 17, 1997. At the meeting, Margo N. Alexander, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Mary C. Farrell, Meyer Feldberg, George W. Gowen, Frederic V. Malek and Carl W. Schafer were selected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified.


ALL SHARES VOTING AS A SINGLE CLASS:

PROPOSAL 1

To vote for or against the election of:

                                    Shares For Voted   Shares Without Authority
                                    ----------------   ------------------------
Richard Q. Armstrong ............    19,469,956.793           257,283.859
E. Garrett Bewkes, Jr. ..........    19,475,130.998           252,109.654
Richard Burt ....................    19,499,956.793           227,283.859
Mary C. Farrell .................    19,478,143.778           231,741.859
George W. Gowen .................    19,484,344.778           249,096.874
Frederic V. Malek ...............    19,484,344.778           242,895.874
Carl W. Schafer .................    19,471,529.778           255,710.874


PROPOSAL 2                   Shares For Voted   Shares Withhold Authority   Shares Against
                             ----------------   -------------------------   --------------
Ratification of the
selection of Ernst &
Young LLP as
independent auditors ...      19,509,000.193           125,537.490            92,702.969

AUCTION PREFERRED SHARES:

PROPOSAL 3

To vote for or against the election of:

                                    Shares For Voted   Shares Withhold Authority
                                    ----------------   ------------------------
Margo N. Alexander ..............         2,022                   0
Meyer Feldberg ..................         2,022                   0

(BROKER NON-VOTES AND ABSTENTIONS ARE INCLUDED WITHIN THE "SHARES WITHHOLD AUTHORITY" TOTALS.)


DISTRIBUTION POLICY

     The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber Incorporated or its nominee, have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The Fund will not issue any new shares of common stock in connection with the Plan.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

================================================================================
DIRECTORS
E. Garrett Bewkes, Jr.
Chairman
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt

Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer

PRINCIPAL OFFICERS
Margo N. Alexander
President
Victoria E. Schonfeld
Vice President
Dianne E. O'Donnell
Vice President and Secretary
Dennis L. McCauley
Vice President

Paul H. Schubert
Vice President and Treasurer
Elbridge T. Gerry III
Vice President
Richard S. Murphy
Vice President

INVESTMENT ADVISER AND
ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.